Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 28, 2016
Snow Capital Focused Value Fund | Snow Capital Focused Value Fund - Class A Shares
Prospectus:
Trading Symbol	SFOAX
Snow Capital Focused Value Fund | Snow Capital Focused Value Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SFOIX
Snow Capital Dividend Plus Fund | Snow Capital Dividend Plus Fund - Class A Shares
Prospectus:
Trading Symbol	SDPAX
Snow Capital Dividend Plus Fund | Snow Capital Dividend Plus Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SDPIX